UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Chief Compliance Officer
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            February 12, 2010

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total:  $2,181,509 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM Technology Corporation   COM              00766T100    32150  1169100 SH       SOLE                   564800            604300
Alcon, Inc.                    COM              H01301102    21415   130300 SH       SOLE                    63400             66900
Alliance Data Systems Corporat COM              018581108    54243   839800 SH       SOLE                   392600            447200
Altera Corporation             COM              021441100    33286  1470900 SH       SOLE                   688000            782900
Amazon.com, Inc.               COM              023135106   107157   796587 SH       SOLE                   405185            391402
American Superconductor Corpor COM              030111108    23477   574000 SH       SOLE                   259800            314200
American Tower Corporation     COM              029912201    41165   952683 SH       SOLE                   460333            492350
Apple Inc.                     COM              037833100   111242   527884 SH       SOLE                   259244            268640
AsiaInfo Holdings, Inc.        COM              04518A104    18468   606500 SH       SOLE                   276000            330500
Baidu, Inc.                    COM              056752108    44018   107040 SH       SOLE                    58300             48740
Best Buy Co., Inc.             COM              086516101    15253   386550 SH       SOLE                   184400            202150
BlackRock, Inc.                COM              09247X101   101915   438910 SH       SOLE                   209634            229276
Blue Nile, Inc.                COM              09578R103    76257  1204117 SH       SOLE                   584917            619200
Celgene Corporation            COM              151020104    37625   675739 SH       SOLE                   327717            348022
ChinaCast Education Corporatio COM              16946T109      590    78100 SH       SOLE                    78100
Cisco Systems, Inc.            COM              17275R102    46745  1952578 SH       SOLE                   925028           1027550
Coach, Inc.                    COM              189754104    42827  1172383 SH       SOLE                   558933            613450
Cognizant Technology Solutions COM              192446102   123435  2723036 SH       SOLE                  1327986           1395050
Concur Technologies, Inc.      COM              206708109    20407   477350 SH       SOLE                   219050            258300
Constant Contact, Inc.         COM              210313102     1610   100600 SH       SOLE                    41800             58800
Covance Inc.                   COM              222816100    35246   645883 SH       SOLE                   302433            343450
D.R. Horton, Inc.              COM              23331A109    14991  1379100 SH       SOLE                   657300            721800
Drugstore.com, Inc.            COM              262241102      370   119900 SH       SOLE                    72000             47900
F5 Networks, Inc.              COM              315616102    34508   651466 SH       SOLE                   306866            344600
First Solar, Inc.              COM              336433107    77333   571142 SH       SOLE                   274012            297130
Gilead Sciences, Inc.          COM              375558103    69091  1596749 SH       SOLE                   768806            827943
Google Inc.                    COM              38259P508   118533   191188 SH       SOLE                    94478             96710
Greenhill & Co., Inc.          COM              395259104    20142   251020 SH       SOLE                   124436            126584
HMS Holdings Corp.             COM              40425J101    22687   465950 SH       SOLE                   196900            269050
Helix Biomedix Inc.            COM              423287309       13    38400 SH       SOLE                    38400
IDEXX Laboratories, Inc.       COM              45168D104    23358   437000 SH       SOLE                   202900            234100
IHS Inc.                       COM              451734107     1041    19000 SH       SOLE                                      19000
Illumina, Inc.                 COM              452327109      577    18800 SH       SOLE                                      18800
IntercontinentalExchange, Inc. COM              45865V100      764     6800 SH       SOLE                                       6800
Intuitive Surgical, Inc.       COM              46120E602    33096   109072 SH       SOLE                    51675             57397
J. Crew Group, Inc.            COM              46612H402      917    20500 SH       SOLE                                      20500
J.C. Penney Company, Inc.      COM              708160106      852    32000 SH       SOLE                                      32000
KB Home                        COM              48666K109      818    59800 SH       SOLE                                      59800
MSCI Inc.                      COM              55354G100    13436   422500 SH       SOLE                   201700            220800
Medco Health Solutions, Inc.   COM              58405U102    53413   835750 SH       SOLE                   403500            432250
MercadoLibre, Inc.             COM              58733R102    29978   577950 SH       SOLE                   265600            312350
NII Holdings, Inc.             COM              62913F201    48431  1442267 SH       SOLE                   721867            720400
Netflix, Inc.                  COM              64110L106    23744   431000 SH       SOLE                   214600            216400
Neutral Tandem, Inc.           COM              64128B108      391    17200 SH       SOLE                                      17200
Nordstrom, Inc.                COM              655664100    34537   919016 SH       SOLE                   453216            465800
OpenTable, Inc.                COM              68372A104     2106    82700 SH       SOLE                    34600             48100
Ormat Technologies, Inc.       COM              686688102      802    21200 SH       SOLE                                      21200
Paychex, Inc.                  COM              704326107    44555  1454133 SH       SOLE                   677633            776500
Pegasystems Inc.               COM              705573103     2479    72900 SH       SOLE                    20600             52300
Portfolio Recovery Associates, COM              73640Q105    30159   672450 SH       SOLE                   313100            359350
Precision Castparts Corp.      COM              740189105    41481   375900 SH       SOLE                   213250            162650
Psychiatric Solutions, Inc.    COM              74439H108    33762  1597050 SH       SOLE                   741700            855350
QUALCOMM Incorporated          COM              747525103   104249  2253547 SH       SOLE                  1115147           1138400
Quanta Services, Inc.          COM              74762E102    24606  1180700 SH       SOLE                   545150            635550
Rackspace Hosting, Inc.        COM              750086100     1609    77150 SH       SOLE                    47150             30000
SBA Communications Corporation COM              78388J106      755    22100 SH       SOLE                    22100
SPDR Trust Series 1            COM              78462F103      339     3040 SH       SOLE                     3040
Shaw Group Inc.                COM              820280105    18711   650800 SH       SOLE                   285500            365300
Sourcefire, Inc.               COM              83616T108    24776   926565 SH       SOLE                   441265            485300
Stifel Financial Corp.         COM              860630102     8682   146550 SH       SOLE                    65250             81300
Strayer Education, Inc.        COM              863236105     1052     4950 SH       SOLE                      100              4850
Urban Outfitters, Inc.         COM              917047102    28219   806500 SH       SOLE                   383000            423500
Valmont Industries, Inc.       COM              920253101     1247    15900 SH       SOLE                                      15900
VanceInfo Technologies Inc.    COM              921564100      228    11846 SH       SOLE                    11846
Veeco Instruments Inc.         COM              922417100     1669    50500 SH       SOLE                     1450             49050
Verisk Analytics, Inc.         COM              92345Y106      766    25300 SH       SOLE                                      25300
Vistaprint N.V.                COM              N93540107    94992  1676534 SH       SOLE                   812684            863850
eBay Inc.                      COM              278642103    27622  1173900 SH       SOLE                   595800            578100
hhgregg, Inc.                  COM              42833L108      687    31200 SH       SOLE                                      31200
lululemon athletica inc.       COM              550021109     1791    59500 SH       SOLE                      500             59000
priceline.com Incorporated     COM              741503403    23987   109825 SH       SOLE                    48825             61000
tw telecom inc.                COM              87311L104    48630  2835567 SH       SOLE                  1400567           1435000